Condensed Financial Information of Deswell Industries, Inc. (Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Condensed Income Statements, Captions [Line Items]
Income (loss) before income taxes	$ 8,067	$ 8,706	$ (947)
Income taxes	(165)	475	373
Net (loss) income	8,232	8,231	(1,320)
Total comprehensive (loss) income	8,232	8,231	(1,320)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries	8,661	9,442	115
Operating expenses	429	1,211	1,435
Income taxes
Net (loss) income	8,232	8,231	(1,320)
Share of other comprehensive income (loss) of subsidiaries
Total comprehensive (loss) income	$ 8,232	$ 8,231	$ (1,320)